Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Account Value	$ 11,809	$ 11,809	$ 11,809	$ 11,079	$ 11,333	$ 10,835	$ 8,079	$ 9,019	$ 8,756	$ 8,249	$ 8,332	$ 8,418	$ 9,550
Average Annual Return, Percent	1.79%	4.57%	1.68%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.59%	5.53%	2.15%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
Account Value	$ 11,567	$ 11,567	$ 11,567	10,915	11,240	10,819	8,117	9,125	8,916	8,456	8,595	8,748	10,000
Average Annual Return, Percent	4.98%	4.85%	1.47%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.98%	4.85%	1.47%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Account Value	$ 127,802	$ 127,802	$ 127,802	119,561	121,827	116,135	86,254	95,927	92,770	87,191	87,687	88,399	100,000
Average Annual Return, Percent	6.89%	5.90%	2.48%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Class R
Account Value	$ 12,163	$ 12,163	$ 12,163	11,430	11,708	11,221	8,374	9,362	9,102	8,601	8,691	8,792	10,000
Average Annual Return, Percent	6.41%	5.37%	1.98%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Account Value	$ 12,781	$ 12,781	$ 12,781	11,955	12,182	11,612	8,619	9,598	9,282	8,723	8,772	8,834	10,000
Average Annual Return, Percent	6.90%	5.89%	2.48%
Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Account Value	$ 12,514	$ 12,514	$ 12,514	11,789	12,057	11,703	8,895	9,986	9,731	9,042	8,907	8,943	10,000
Average Annual Return, Percent	6.15%	4.62%	2.27%
Blended Benchmark, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Account Value	$ 12,514	$ 12,514	$ 12,514	11,789	12,057	11,703	8,895	9,986	9,731	9,042	8,907	8,943	10,000
Average Annual Return, Percent	6.15%	4.62%	2.27%
Blended Benchmark, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Account Value	$ 125,141	$ 125,141	$ 125,141	117,888	120,574	117,030	88,952	99,860	97,305	90,421	89,073	89,433	100,000
Average Annual Return, Percent	6.15%	4.62%	2.27%
Blended Benchmark, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Account Value	$ 12,514	$ 12,514	$ 12,514	11,789	12,057	11,703	8,895	9,986	9,731	9,042	8,907	8,943	10,000
Average Annual Return, Percent	6.15%	4.62%	2.27%
Blended Benchmark, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Account Value	$ 12,514	$ 12,514	$ 12,514	11,789	12,057	11,703	8,895	9,986	9,731	9,042	8,907	8,943	10,000
Average Annual Return, Percent	6.15%	4.62%	2.27%
MSCI World Index-net
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index-net
Account Value	$ 24,021	$ 24,021	$ 24,021	19,986	16,864	19,687	14,159	13,767	12,948	11,655	9,861	10,143	10,000
Average Annual Return, Percent	20.19%	11.77%	9.16%
MSCI World Index-net, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index-net
Account Value	$ 24,021	$ 24,021	$ 24,021	19,986	16,864	19,687	14,159	13,767	12,948	11,655	9,861	10,143	10,000
Average Annual Return, Percent	20.19%	11.77%	9.16%
MSCI World Index-net, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index-net
Account Value	$ 240,213	$ 240,213	$ 240,213	199,858	168,641	196,868	141,587	137,672	129,476	116,553	98,610	101,430	100,000
Average Annual Return, Percent	20.19%	11.77%	9.16%
MSCI World Index-net, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index-net
Account Value	$ 24,021	$ 24,021	$ 24,021	19,986	16,864	19,687	14,159	13,767	12,948	11,655	9,861	10,143	10,000
Average Annual Return, Percent	20.19%	11.77%	9.16%
MSCI World Index-net, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index-net
Account Value	$ 24,021	$ 24,021	$ 24,021	$ 19,986	$ 16,864	$ 19,687	$ 14,159	$ 13,767	$ 12,948	$ 11,655	$ 9,861	$ 10,143	$ 10,000
Average Annual Return, Percent	20.19%	11.77%	9.16%